TRANSFERS OF FINANCIAL ASSETS - Textual (Details) - Debt securities - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 620,920	$ 1,139,782
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	323,954
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	6,988,500	4,198,537
Financial assets measured at fair value through other comprehensive income, category [member] | Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 6,662,608	$ 4,029,816